Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2013
Other Income, Net

Other income, net consisted of the following:

	Years Ended December 31,
	2011	2012	2013
Government and other subsidies	$1,960	$1,725	$3,972
Others, net	1,148	(106)	(91)

Other income, net	$3,108	$1,619	$3,881